Operating expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost Of Goods Sold [Line items]
Other income and expenses	€ (283,000)	€ (265,000)	€ (459,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development	31,448,000	23,307,000	13,037,000
Selling, general and administrative expenses	18,855,000	14,712,000	9,386,000
Other income and expenses	(406,000)	(880,000)	(1,032,000)
Total operating expenses for the year ended	49,897,000	(37,139,000)	21,391,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development	(15,587,000)	(10,963,000)	(10,701,000)
Other income and expenses	123,000	615,000	573,000
Total operating expenses for the year ended	(15,464,000)	10,348,000	(10,128,000)
Operating expense
Cost Of Goods Sold [Line items]
Research and development	15,861,000	12,344,000	2,336,000
Selling, general and administrative expenses	18,855,000	14,712,000	9,386,000
Other income and expenses	(283,000)	(265,000)	(459,000)
Total operating expenses for the year ended	€ 34,433,000	€ (26,791,000)	€ 11,263,000